Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Compensation Expense
The following table summarizes the Company's share-based compensation expense.

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Incentive Performance Share Unit Programs	$15,386	$10,457	$13,306
Value Driver Performance Share Unit Award Programs	—	885	3,376
Restricted stock awards	19,217	10,480	14,430
Non-qualified stock options	550	848	4,774
Stock appreciation rights	9,183	2,724	—
Other programs, including non-employee director awards	3,171	2,155	2,257
Total share-based compensation expense (a)	$47,507	$27,549	$38,143

(a)For the years ended December 31, 2021, 2020 and 2019, share-based compensation expense of $4.7 million, $2.1 million and $28.6 million, respectively, was included in other operating expenses related primarily to reorganization costs.

Schedule of Award Types
The following table summarizes Incentive PSU Programs to be settled in stock and classified as equity awards.

Incentive PSU Programs – Equity Settled	Nonvested Shares (a)	Weighted Average Fair Value	Aggregate Fair Value

Outstanding at December 31, 2018	536,014	$94.36	$50,579,160
Granted	463,380	29.45	13,646,541
Vested	(384,101)	96.30	(36,988,926)
Outstanding at December 31, 2019	615,293	44.27	27,236,775
Granted	1,376,198	6.62	9,107,846
Vested	(44,573)	120.60	(5,375,504)
Forfeited	(7,190)	13.28	(95,483)
Outstanding at December 31, 2020	1,939,728	15.92	30,873,634
Granted	922,260	23.44	21,617,038
Vested	(107,340)	76.53	(8,214,730)
Outstanding at December 31, 2021	2,754,648	$16.07	$44,275,942

(a)For the years ended December 31, 2021, 2020 and 2019, the Company settled total shares of 9,550, 7,020 and 130,393, respectively, for Equitrans Midstream employees.

The following table summarizes Incentive PSU Programs to be settled in cash and classified as liability awards.

Incentive PSU Programs – Cash Settled	Nonvested Shares (a)	Weighted Average Fair Value	Aggregate Fair Value

Outstanding at December 31, 2018	229,838	$96.67	$22,217,645
Granted	255,920	29.45	7,536,844
Forfeited	(33,348)	75.65	(2,522,819)
Outstanding at December 31, 2019	452,410	60.19	27,231,670
Vested	(93,359)	120.60	(11,259,095)
Forfeited	(19,356)	61.43	(1,189,050)
Outstanding at December 31, 2020	339,695	43.52	14,783,525
Vested	(102,175)	76.53	(7,819,453)
Forfeited	(3,940)	29.45	(116,033)
Outstanding at December 31, 2021	233,580	$29.32	$6,848,039

(a)For the years ended December 31, 2021 and 2020, the Company settled total shares paid in cash of 84,697 and 40,018, respectively, for Equitrans Midstream employees.
The following table provides additional detailed information on each historical award.

VDPSU Program	Accounting Treatment	Weighted Average Fair Value	Cash Paid (Millions)	Awards Outstanding (including Accrued Dividends) as of December 31, 2021 (a)

2017	Liability	$65.40	$14.0	N/A
		$65.40	$4.0	N/A
2018	Liability	$56.92	$4.9	N/A
		$56.92	$1.2	N/A
2019	Liability	$18.89	$1.7	N/A
		$18.89	$1.7	N/A

(a)The 2017 EQT VDPSU Program and 2018 EQT VDPSU Program included 95,452 and 130,355 awards, respectively, for Equitrans Midstream employees that were settled by the Company.

Schedule of Valuation Assumptions
Fair value is estimated using a Monte Carlo simulation valuation method with the following weighted average assumptions at grant date:

	Incentive PSU Programs Issued During the Years Ended December 31,
	2021 (a)	2020 (b)	2019	2018	2017

Risk-free rate	0.18%	1.22%	2.44%	1.97%	1.47%
Volatility factor	72.50%	45.41%	54.60%	32.60%	32.30%
Expected term	3 years	3 years	3 years	3 years	3 years

(a)There were two grant dates for the 2021 Incentive PSU Program. Amounts shown represent weighted average.
(b)There were three grant dates for the 2020 Incentive PSU Program. Amounts shown represent weighted average.

Dividends paid from the beginning of the performance period will be cumulatively added as additional shares of common stock; therefore, dividend yield is not applicable.
The expected term represents the period of time that options granted are expected to be outstanding based on historical option exercise experience. There were no stock options granted in 2021.

	Years Ended December 31,
	2020	2019 (a)

Risk-free interest rate	1.10%	2.48%
Dividend yield	—%	0.46%
Volatility factor	60.00%	27.97%
Expected term	4 years	5 years
Number of Options Granted	1,000,000	779,300
Weighted Average Grant Date Fair Value	$1.61	$5.31

(a)There were two grant dates for the 2019 options. Amount shown represents weighted average.
The expected term represents the period of time between the valuation date and the midpoint of the exercise window.

2020 Stock Appreciation Rights

Risk-free interest rate	0.30%
Dividend yield	—%
Volatility factor	67.50%
Expected term	3.28 years
Number of Stock Appreciation Rights Granted	1,240,000
Weighted Average Grant Date Fair Value	$2.61
Total Intrinsic Value of Exercises	$—

Summary of Restricted Stock Awards Activity
The following table summarizes restricted stock unit equity award activity as of December 31, 2021.

Restricted Stock – Equity Settled	Nonvested Shares (a)	Weighted Average Fair Value	Aggregate Fair Value

Outstanding at January 1, 2021	1,868,400	$11.56	$21,594,314
Granted	1,980,230	13.92	27,563,546
Vested	(621,930)	13.85	(8,612,563)
Forfeited	(122,419)	12.16	(1,488,862)
Outstanding at December 31, 2021	3,104,281	$12.58	$39,056,435

(a)Shares vested during the year ended December 31, 2021 included 59,340 shares for an Equitrans Midstream employee that was settled by the Company.

Summary of Option Activity
The following table summarizes option activity as of December 31, 2021.

Non-Qualified Stock Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2021	3,554,729	$23.20
Exercised	(88,100)	18.89
Outstanding at December 31, 2021	3,466,629	23.31	4.2 years	$13,657,649
Exercisable at December 31, 2021	2,789,062	$26.51	4.0 years	$5,752,488

Summary of Stock Appreciation Rights
The following table summarizes stock appreciation rights activity as of December 31, 2021.

Stock Appreciation Rights	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2021	1,240,000	$10.00
Granted	—	—
Outstanding at December 31, 2021	1,240,000	10.00	8.0 years	$14,644,400
Exercisable at December 31, 2021	—	$—	—	$—